Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	MAGNA INTERNATIONAL INC.
Entity Central Index Key	0000749098
Amendment Flag	false
The Magna Group of Companies Retirement Savings Plans
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false